Leases - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about depreciated charge of right-of-use assets recognized in the consolidated statement of comprehensive income [abstract]
Depreciation charge of right-of-use assets	¥ 26,012	¥ 22,751	¥ 0